Reporting Entity and Group Information	6 Months Ended
Jun. 30, 2025
Reporting Entity and Group Information [Abstract]
Reporting entity and group information
1.	Reporting entity and group information

1.1	Reporting entity

ADS-TEC Energy PLC and its subsidiaries (“ADSE”) provide intelligent and decentralized energy storage systems to municipalities, automotive OEMs (Original Equipment Manufacturers), charging operators, dealerships, fleets, residential areas, offices, and industrial sites in North America and Europe. Its scalable systems are designed for use in private homes, public buildings, commercial enterprises, industrial and infrastructure solutions, and self-sufficient energy supply systems, with capacities up to the multi-megawatt range.

ADS-TEC Energy PLC (“ADSE Holdco” or “the Company”) is domiciled in 10 Earlsfort Terrace, Dublin 2 D02 T380, Ireland. The Company is a public limited company incorporated in Ireland. The main operating company is ads-tec Energy GmbH which is located in Heinrich-Hertz-Str. 1, 72622 Nürtingen, Germany.

The board of directors of ADSE Holdco authorized the unaudited interim condensed consolidated financial statements on September 16, 2025.

1.2	Group information

The consolidated financial statements of ADSE include:

Jun. 30, 2025			Shareholding Direct
Group companies	City	Country	or indirect
ADS-TEC Energy PLC (“ADSE Holdco”)	Dublin	Ireland	Parent company
ads-tec Energy GmbH (“ADSE GM”)	Nürtingen	Germany	100%
ads-tec Energy, INC. (“ADSE US”)	Auburn	USA	100%
ads-tec Energy Service GmbH (“ADSE Service”)	Nürtingen	Germany	100%
ads-tec Energy Schweiz GmbH (“ADSE CH”)	Zurich	Switzerland	100%
ads-tec Energy Austria GmbH (“ADSE Austria”)	Kötschach-Mauthen	Austria	100%

Ads-tec Energy Austria GmbH was founded on April 23, 2025, and is a wholly owned subsidiary of ADSE GM. The purpose of ADSE Austria is the sale of products and services in the fields of energy management, energy storage, e-mobility and renewable energy in Austria and eastern parts of Europe.